CONVERTIBLE PREFERRED SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended					12 Months Ended	1 Months Ended		12 Months Ended		12 Months Ended	1 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended
	Jan. 31, 2011	Oct. 31, 2010	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Accumulated deficit	Jun. 30, 2003 1000 Oaks Series B warrants	Aug. 31, 2005 CIAC Promissory notes	Dec. 31, 2010 Series A preferred shares	Dec. 31, 2006 Series A preferred shares	Feb. 29, 2012 Series A preferred shares	Jan. 31, 2010 Series A preferred shares	Dec. 31, 2009 Series A preferred shares	Dec. 31, 2010 Series A preferred shares Accumulated deficit	Aug. 31, 2005 Series A preferred shares 1000 Oaks	Jan. 31, 2003 Series A preferred shares 1000 Oaks	Dec. 31, 2010 Series B preferred shares	Dec. 31, 2009 Series B preferred shares	Dec. 31, 2010 Series B preferred shares Accumulated deficit	Jun. 30, 2003 Series B preferred shares 1000 Oaks	Jun. 30, 2003 Series B preferred shares 1000 Oaks Series B warrants	Aug. 31, 2005 Series B preferred shares 1000 Oaks Series B warrants	Aug. 31, 2005 Series B preferred shares CIAC	Dec. 18, 2009 Preferred shares Accumulated deficit	Jan. 31, 2010 Preferred shares Accumulated deficit	Dec. 18, 2009 Series A convertible preferred stock	Jan. 31, 2010 Series A convertible preferred stock	Aug. 31, 2005 Series A convertible preferred stock	Dec. 18, 2009 Series B convertible preferred stock	Aug. 31, 2010 Series B convertible preferred stock	Jan. 31, 2010 Series B convertible preferred stock	Aug. 31, 2005 Series B convertible preferred stock Series B warrants	Aug. 31, 2005 Ordinary shares Series B warrants	Dec. 31, 2012 Ordinary shares Series B warrants
CONVERTIBLE PREFERRED SHARES
Preferred stock, shares issued																	50,000,000					6,835,690		78,887,300
Preferred stock, par value (in dollars per share)																	$ 0.001					$ 0.001
Proceeds from issuance of preferred shares																$ 350						$ 454
Number of shares issued upon share split																													100,000,000				13,671,380
Stock split ratio																																	0.5	0.5
Number of ordinary shares entitled to be purchased on exercise of warrants																						1,259,990	2,519,980												2,519,980
Proceeds from issuance of convertible preferred stock and warrants																					479
Proceeds from issuance of warrants								25
Notes receivable, carrying amount									2,471
Share exchange ratio											1													1
Repurchase of shares	800,000	6,888,440	47,142,860																								3,500,000	11,400,000		1,457,140	600,000	9,000,000
Repurchase of stock		3,624	34,179	53,630	44,361	42,455																					2,100	6,840		874	360	5,400
Repurchase of shares				$ 75,085	$ 24,310	$ 42,455	$ 40,863			$ 6,840					$ 6,800			$ 5,760		$ 5,424					$ 2,911	$ 12,224
Shares issued												96,500,000	85,100,000	96,500,000				81,501,540	91,101,540